Investment Portfolioas of December 31, 2024 (Unaudited)
DWS Core Equity Fund
	Shares	Value ($)

Common Stocks 98.9%
Communication Services 9.9%
Entertainment 2.2%
Spotify Technology SA*	86,619	38,751,608
Take-Two Interactive Software, Inc.*	105,217	19,368,345
Walt Disney Co.	378,251	42,118,249
		100,238,202
Interactive Media & Services 6.4%
Alphabet, Inc. "C"	857,816	163,362,479
Meta Platforms, Inc. "A"	207,652	121,582,323
		284,944,802
Wireless Telecommunication Services 1.3%
T-Mobile U.S., Inc.	266,222	58,763,182
Consumer Discretionary 11.1%
Automobiles 2.3%
General Motors Co.	767,934	40,907,844
Tesla, Inc.*	122,437	49,444,958
Thor Industries, Inc.	155,140	14,848,450
		105,201,252
Broadline Retail 4.1%
Amazon.com, Inc.*	665,062	145,907,952
Macy's, Inc.	2,312,832	39,156,246
		185,064,198
Hotels, Restaurants & Leisure 1.3%
DraftKings, Inc. "A"*	947,237	35,237,216
Hyatt Hotels Corp. "A"	146,751	23,036,972
		58,274,188
Household Durables 1.5%
PulteGroup, Inc.	598,243	65,148,663
Leisure Products 0.4%
Hasbro, Inc.	281,632	15,746,045
Specialty Retail 0.1%
Wayfair, Inc. "A"*	127,683	5,658,910
Textiles, Apparel & Luxury Goods 1.4%
Deckers Outdoor Corp.*	318,407	64,665,278
Consumer Staples 4.7%
Beverages 1.5%
Boston Beer Co., Inc. "A"*	38,155	11,445,737
Constellation Brands, Inc. "A"	182,420	40,314,820
Molson Coors Beverage Co. "B"	290,002	16,622,914
		68,383,471

Consumer Staples Distribution & Retail 1.5%
Costco Wholesale Corp.	14,624	13,399,533
Walmart, Inc.	600,921	54,293,212
		67,692,745
Household Products 0.8%
Church & Dwight Co., Inc.	114,753	12,015,786
Clorox Co.	140,136	22,759,488
		34,775,274
Personal Care Products 0.9%
Coty, Inc. "A"*	3,696,671	25,728,830
Estee Lauder Companies, Inc. "A"	217,272	16,291,055
		42,019,885
Energy 3.3%
Energy Equipment & Services 1.1%
Schlumberger NV	631,545	24,213,435
TechnipFMC PLC	920,786	26,647,547
		50,860,982
Oil, Gas & Consumable Fuels 2.2%
Cheniere Energy, Inc.	255,190	54,832,675
HF Sinclair Corp.	1,271,708	44,573,366
		99,406,041
Financials 13.6%
Banks 5.4%
Bank of America Corp.	716,879	31,506,832
JPMorgan Chase & Co.	627,967	150,529,969
Wells Fargo & Co.	848,032	59,565,768
		241,602,569
Capital Markets 3.9%
Ameriprise Financial, Inc.	153,160	81,546,979
Blackstone, Inc.	174,447	30,078,152
Coinbase Global, Inc. "A"*	164,335	40,804,381
S&P Global, Inc.	41,416	20,626,410
		173,055,922
Financial Services 3.8%
Apollo Global Management, Inc.	416,760	68,832,082
Visa, Inc. "A"	322,933	102,059,745
		170,891,827
Insurance 0.5%
Cincinnati Financial Corp.	170,556	24,508,897
Health Care 10.2%
Biotechnology 3.0%
AbbVie, Inc.	420,944	74,801,749
Amgen, Inc.	198,556	51,751,636
GRAIL, Inc.* (a)	18,935	337,990
Moderna, Inc.*	121,771	5,063,238
		131,954,613
Health Care Equipment & Supplies 1.1%
Becton Dickinson & Co.	124,822	28,318,367
Medtronic PLC	219,308	17,518,323
Solventum Corp.*	25,770	1,702,366
		47,539,056

Health Care Providers & Services 3.2%
Centene Corp.*	650,465	39,405,170
Cigna Group	111,893	30,898,133
Elevance Health, Inc.	108,809	40,139,640
Humana, Inc.	134,822	34,205,689
		144,648,632
Life Sciences Tools & Services 0.6%
Danaher Corp.	58,497	13,427,986
Illumina, Inc.*	113,616	15,182,506
		28,610,492
Pharmaceuticals 2.3%
Bristol-Myers Squibb Co.	591,776	33,470,851
Johnson & Johnson	243,531	35,219,453
Merck & Co., Inc.	148,793	14,801,928
Viatris, Inc.	1,691,089	21,054,058
		104,546,290
Industrials 8.8%
Aerospace & Defense 2.1%
Curtiss-Wright Corp.	87,026	30,882,917
Lockheed Martin Corp.	78,483	38,138,029
TransDigm Group, Inc.	19,504	24,717,029
		93,737,975
Building Products 1.5%
Owens Corning	382,498	65,147,059
Commercial Services & Supplies 1.8%
Veralto Corp.	124,505	12,680,834
Waste Management, Inc.	333,986	67,395,035
		80,075,869
Electrical Equipment 0.2%
Sunrun, Inc.*	877,567	8,117,495
Ground Transportation 0.1%
Union Pacific Corp.	27,982	6,381,015
Industrial Conglomerates 0.3%
3M Co.	103,079	13,306,468
Machinery 1.9%
Caterpillar, Inc.	235,645	85,482,580
Professional Services 0.9%
Automatic Data Processing, Inc.	81,159	23,757,674
Verisk Analytics, Inc.	65,248	17,971,257
		41,728,931
Information Technology 30.5%
Communications Equipment 0.6%
Cisco Systems, Inc.	408,511	24,183,851
IT Services 0.4%
Accenture PLC "A"	55,686	19,589,778

Semiconductors & Semiconductor Equipment 9.6%
Analog Devices, Inc.	108,098	22,966,501
GLOBALFOUNDRIES, Inc.* (a)	380,770	16,338,841
Lam Research Corp.	471,403	34,049,439
Micron Technology, Inc.	493,520	41,534,643
MKS Instruments, Inc.	118,011	12,319,168
NVIDIA Corp.	1,977,296	265,531,080
QUALCOMM, Inc.	252,971	38,861,405
		431,601,077
Software 10.6%
Adobe, Inc.*	41,739	18,560,499
Microsoft Corp.	858,937	362,041,945
Oracle Corp.	463,470	77,232,641
Synopsys, Inc.*	36,499	17,715,155
		475,550,240
Technology Hardware, Storage & Peripherals 9.3%
Apple, Inc.	1,664,098	416,723,421
Materials 2.2%
Chemicals 1.2%
Corteva, Inc.	352,366	20,070,768
DuPont de Nemours, Inc.	152,004	11,590,305
Linde PLC	55,251	23,131,936
		54,793,009
Containers & Packaging 0.5%
AptarGroup, Inc.	133,651	20,996,572
Metals & Mining 0.5%
Nucor Corp.	210,928	24,617,407
Real Estate 2.5%
Health Care REITs 0.6%
Medical Properties Trust, Inc. (a)	7,022,035	27,737,038
Industrial REITs 0.7%
Prologis, Inc.	306,082	32,352,868
Real Estate Management & Development 0.7%
Zillow Group, Inc. "C"*	379,891	28,130,929
Residential REITs 0.5%
AvalonBay Communities, Inc.	106,222	23,365,653
Utilities 2.1%
Electric Utilities 1.1%
FirstEnergy Corp.	364,652	14,505,856
NRG Energy, Inc.	363,472	32,792,444
		47,298,300
Multi-Utilities 0.4%
WEC Energy Group, Inc.	211,557	19,894,820
Water Utilities 0.6%
American Water Works Co., Inc.	224,234	27,914,891
Total Common Stocks (Cost $2,501,931,655)		4,442,928,662

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills:
4.356% (b), 3/20/2025 (c)	3,000,000	2,973,201
4.757% (b), 3/20/2025 (c)	1,500,000	1,486,601
4.959% (b), 3/20/2025 (c)	1,500,000	1,486,600
Total Government & Agency Obligations (Cost $5,940,111)		5,946,402

	Shares	Value ($)

Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (d) (e) (Cost $43,411,559)	43,411,559	43,411,559

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.52% (d) (Cost $44,506,456)	44,506,456	44,506,456

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,595,789,781)	101.0	4,536,793,079
Other Assets and Liabilities, Net	(1.0)	(46,244,592)
Net Assets	100.0	4,490,548,487
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2024 are as follows:
Value ($) at 9/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2024	Value ($) at 12/31/2024
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (d) (e)
65,161,553	—	21,749,994 (f)	—	—	91,438	—	43,411,559	43,411,559
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.52% (d)
45,972,235	157,718,933	159,184,712	—	—	359,157	—	44,506,456	44,506,456
111,133,788	157,718,933	180,934,706	—	—	450,595	—	87,918,015	87,918,015

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2024 amounted to $42,580,982, which is 1.0% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At December 31, 2024, this security has been pledged, in whole or in part, as collateral for open total return swap contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2024.

REIT: Real Estate Investment Trust
At December 31, 2024,  open total return swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
Citi RMA CLS Index/CIEQUB01	4/8/2025	Citibank N.A.	57,666,625	(0.35%)	Quarterly	(2,170,775)

†	There are no upfront payments on the equity swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,442,928,662	$—	$—	$4,442,928,662
Government & Agency Obligations	—	5,946,402	—	5,946,402
Short-Term Investments (a)	87,918,015	—	—	87,918,015
Total	$4,530,846,677	$5,946,402	$—	$4,536,793,079

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Total Return Swap Contracts	$—	$(2,170,775)	$—	$(2,170,775)
Total	$—	$(2,170,775)	$—	$(2,170,775)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open total return swap contracts.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCEF-PH1
R-080548-3 (1/27)